UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended June 30, 2008

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert W. Stroshine
Title:	Principal
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Robert W. Stroshine  Milwaukee, Wisconsin  July 8, 2008

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	46

Form 13F Information Table Value Total:	$336,636

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      277  5230.00 SH       SOLE                  5230.00
AFLAC INC                      com              001055102    12500 199040.21SH       SOLE                199040.21
ALBERTO CULVER CO              com              013078100     9936 378225.00SH       SOLE                378225.00
AMERICAN INTL GROUP            com              026874107     5086 192233.00SH       SOLE                192233.00
AMETEK INC NEW                 com              031100100     6654 140925.00SH       SOLE                140925.00
ANSYS, INC.                    com              03662q105     4832 102545.00SH       SOLE                102545.00
APOLLO GROUP INC               com              037604105     8582 193889.00SH       SOLE                193889.00
AUTOMATIC DATA PROCESSING      com              053015103    13279 316913.00SH       SOLE                316913.00
BERKSHIRE HATHAWAY CL B        com              846702074      473   118.00 SH       SOLE                   118.00
CARDINAL HEALTH INC            com              14149Y108     8003 155154.00SH       SOLE                155154.00
CINTAS CORPORATION             com              172908105     8319 313789.00SH       SOLE                313789.00
CISCO SYSTEMS INC              com              17275R102     8193 352240.00SH       SOLE                352240.00
COVANCE INC                    com              222816100     9736 113185.00SH       SOLE                113185.00
CROSSTEX ENERGY L P            com              22765u102      287 10000.00 SH       SOLE                 10000.00
DANAHER CORP                   com              235851102    13513 174818.13SH       SOLE                174818.13
ECOLAB INC                     com              278865100     8734 203156.00SH       SOLE                203156.00
EXXON MOBIL CORP               com              30231g102     1087 12332.00 SH       SOLE                 12332.00
FISERV INC                     com              337738108    13647 300792.00SH       SOLE                300792.00
GENERAL ELECTRIC CO            com              369604103     9886 370410.00SH       SOLE                370410.00
ILLINOIS TOOL WORKS            com              452308109     9719 204577.00SH       SOLE                204577.00
INTEL CORP                     com              458140100      301 14014.00 SH       SOLE                 14014.00
JOHNSON & JOHNSON              com              478160104    12490 194130.00SH       SOLE                194130.00
MARSHALL & ILSLEY CORP NEW     com              571837103      285 18607.00 SH       SOLE                 18607.00
MEDTRONIC INC                  com              585055106    16422 317328.00SH       SOLE                317328.00
MICROSOFT CORP                 com              594918104    11017 400476.00SH       SOLE                400476.00
NORTHERN TRUST CORP            com              665859104     7731 112751.00SH       SOLE                112751.00
OMNICOM GROUP INC              com              681919106    11831 263606.00SH       SOLE                263606.00
PATTERSON COMPANIES            com              703395103     8864 301595.00SH       SOLE                301595.00
PAYCHEX INC                    com              704326107    11968 382607.00SH       SOLE                382607.00
PEPSICO INC                    com              713448108     6477 101850.00SH       SOLE                101850.00
PFIZER INC                     com              717081103      729 41746.00 SH       SOLE                 41746.00
PRIVATEBANCORP INC             com              742962103     6311 207745.00SH       SOLE                207745.00
PROCTER & GAMBLE CO            com              742718109    10225 168143.00SH       SOLE                168143.00
RESMED                         com              761152107     7672 214675.00SH       SOLE                214675.00
STARBUCKS CORP                 com              855244109     4279 271850.00SH       SOLE                271850.00
STERICYCLE INC                 com              858912108     7942 153612.00SH       SOLE                153612.00
STRATASYS INC                  com              862685104     6500 352092.00SH       SOLE                352092.00
STRYKER CORP                   com              863667101     8829 140415.00SH       SOLE                140415.00
SYSCO CORPORATION              com              871829107    11344 412352.00SH       SOLE                412352.00
TARGET CORP                    com              87612E106     8602 185023.00SH       SOLE                185023.00
TETON ENERGY CORP              com              881628101       50 10000.00 SH       SOLE                 10000.00
WALGREEN COMPANY               com              931422109    10605 326216.00SH       SOLE                326216.00
WATERS CORP                    com              941848103     6433 99730.00 SH       SOLE                 99730.00
WELLS FARGO & CO               com              949746101     6519 274494.00SH       SOLE                274494.00
WESTERN UNION CO               com              959802109      222  8980.00 SH       SOLE                  8980.00
WYETH                          com              983024100      245  5100.00 SH       SOLE                  5100.00